As filed with the Securities and Exchange Commission on October 30, 2007

Registration No. 333-61135

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

SEC File # 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 189	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-7286
(Depositor’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies to:
Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on November 1, 2007 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on ___________________ pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be ____________________.

Title of securities being registered: interests in the Separate Account under M’s Versatile Product Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
(Included in Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-07-000481, as filed on April 20, 2007, as supplemented on June 21, 2007, Accession No. 0000892569-07-000835, and as supplemented on October 1, 2007, Accession No. 0000892569-07-001240, and incorporated by reference herein.)

Supplement Dated November 1, 2007 to Prospectus Dated May 1, 2007 for
Pacific Select Exec III and M’s Versatile Product VI
Flexible Premium Variable Life Insurance Policies (each a “Policy”)
Issued by Pacific Life Insurance Company
You’ll find an explanation of what terms mean in your Policy. The changes described in this supplement take effect on November 1, 2007.
FEE TABLES
The following is added under Optional Benefits, Minimum and Maximum in the chart titled Periodic charges other than Fund operating expenses :

Charge	When charge is	Amount deducted —	Amount deducted —
	deducted	Maximum Guaranteed Charge	Current Charges

Guaranteed Minimum Distribution II Rider*	Monthly, beginning on Policy Date	0.05% annually (0.0042% monthly) of the Policy’s Net Accumulated Value before exercise of the rider	Same

		0.50% annually (0.042% monthly) of the Rider’s Guaranteed Distribution Basis* after exercise of the rider	Same

Reset Charge	At time of Rider reset	0% - 25% of the Reset Charge basis **	0% - 20% of the Reset Charge basis
		0 years — 25%	0 years — 20%
		1 year = 15%	1 year = 10%
		2 years = 12%	2 years = 7%
		3 years = 10%	3 years = 5%
		4 years = 8%	4 years = 4%
		5+ years = 0%	5+ years = 0%

* The Guaranteed Distribution Basis is equal to the Policy’s Net Accumulated Value, as calculated prior to any Distributions on the Exercise Effective Date, reduced by an amount equal to the Policy Debt on the calculation date multiplied by the Loan Cost Factor. The Net Accumulated Value is Policy’s Accumulated Value less any Policy Debt. The Loan Cost Factor varies by Policy Year, and is shown in your Policy Specifications. The Exercise Effective Date is the Monthly Payment Date on or next following the date we received your Written Request to exercise this Rider or, if later, the date all conditions to exercise the Rider have been met. If you exercise your right to reset this Rider, the date the Rider is reset will become the new Exercise Effective Date. For purposes of this Rider, “Distributions” means any withdrawal or loan, including any withdrawal required to maintain the Policy’s qualification as a life insurance contract under federal tax law.
The Reset Charge Basis calculated if you elect to reset this Rider is equal to your Policy’s Net Accumulated Value immediately prior to resetting the Rider, plus the total Distributions taken since the most recent Exercise Effective Date, and minus the Guaranteed Distribution Basis prior to reset. The Reset Charge rate varies depending upon the number of Policy Years elapsed from the most recent Exercise Effective Date for the Rider. The Reset Charge rates for your Policy will be shown in your Policy Specifications.
THE DEATH BENEFIT
The following is added to the bullet list in The Death Benefit: Optional Riders:
•	Guaranteed Minimum Distribution II Rider
Guarantees minimum annual distributions from the Policy’s Accumulated Value over a specified period of time following exercise of the Rider. Exercise of this Rider requires an Accumulated Value in excess of the Policy’s Face Amount. At the time you exercise this Rider, and while the Rider is in effect, your Policy’s Accumulated Value must be allocated to the Fixed Options and/or one of the asset allocation models established and maintained by us. This means you will not be able to allocate among the available Investment Options at your discretion. Not all asset allocation models we offer under any asset allocation program may be eligible for use with this Rider. Currently, portfolio optimization Model E is not available for use with this Rider. This Rider is available to Policies issued on and after November 1, 2007, subject to state approval.
Issue of the Guaranteed Minimum Distribution Rider as described in the prospectus is discontinued in states where the Guaranteed Minimum Distribution II Rider is approved. Please ask your registered representative about the availability of either Rider in your state.
The paragraph directly following the bullet list of available riders is replaced with:
There may be tax consequences if you exercise your rights under the Accelerated Living Benefits Rider or take distributions under the Guaranteed Minimum Distribution Rider or Guaranteed Minimum Distribution II Rider. Please see Variable Life Insurance and Your Taxes for more information.
For more information about currently available portfolio optimization models, see HOW PREMIUMS WORK.
For more information regarding your investment options, see YOUR INVESTMENT OPTIONS.

Supplement Dated November 1, 2007 to Statement of Additional Information Dated May 1, 2007 for
Pacific Select Exec III and M’s Versatile Product VI
Flexible Premium Variable Life Insurance Policies (each a “Policy”)
Issued by Pacific Life Insurance Company
The following is added to MORE ON THE OPTIONAL RIDERS:
Guaranteed Minimum Distribution II Rider
Guarantees minimum annual distributions from the Policy’s Accumulated Value over a specified period of time following exercise of the Rider. The Rider may only be purchased at Policy issue for an Insured who is Age 65 or younger. The Policy’s Death Benefit Qualification Test elected at issue must be the Guideline Premium Test in order to purchase the Rider. The monthly charge for this Rider will be shown in your Policy Specifications pages.
For purposes of this Rider, a Distribution is a payment from the Policy’s Accumulated Value to you, or to a person you designate. Distributions will include any withdrawals and/or loans that you request, as well as any Forced Distributions. A Forced Distribution is a withdrawal or Distribution that is required in order to maintain the Policy’s qualification as a life insurance contract under federal tax law. The terms for loans and withdrawals described in the prospectus, including any fees and charges for these services, remain the same. It’s important to understand the risks that are involved in using your Policy’s loan and withdrawal features.
Distributions under the Rider may result in tax liability. Please consult your tax advisor. For more information, see Variable Life Insurance and Your Taxes: Taxation of Distributions in the prospectus.
The Distribution Period is the period of time you may take Distributions under this Rider. It begins on the Exercise Effective Date and ends at the earlier of Rider termination or the Maximum Distribution Age shown in your Policy Specifications.
You must send us a Written Request to exercise this Rider. The Exercise Effective Date of the Rider will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise this Rider or, if later, the date all conditions to exercise the Rider have been met. You may also elect to reset the Rider after it has been exercised. If you exercise your right to reset this Rider, the date the Rider is reset is called the Reset Effective Date. The Reset Effective Date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise this Rider or, if later, the date all conditions to reset the Rider have been met.
The Guaranteed Annual Distribution is the amount we guarantee you may take as a Distribution each Policy Year during the Distribution Period. If you take an amount greater than the Guaranteed Annual Distribution in any Policy Year during the Distribution Period, the Guaranteed Annual Distribution for subsequent years will be reduced.
To exercise the Rider, each of the following conditions must be true as of the Exercise Effective Date, based on your Policy’s values immediately prior to exercise. To reset the Rider, each of the following conditions must be satisfied as of Reset Effective Date.
1.	The Insured must be at least Age 55.
2.	Any rated Risk Class must have expired. Currently any Risk Class in effect at Policy issue will expire by the end of the 20th Policy Year.
3.	The Death Benefit Option must be Option A.
4.	The Policy Year must be Policy Year 11 or later.
5.	The Policy must not be a Modified Endowment Contract.
6.	Any allocation of the Policy’s Accumulated Value to the Variable Options must be done under an asset allocation model of an asset allocation program established and maintained by us. You may also allocate any portion of the Policy’s Accumulated Value to the Fixed Option or Fixed LT Option. Some models we offer are not eligible under this requirement and, if used after Rider exercise, will cause the Rider to terminate. You may contact us to find out what models are available at any given time for the purpose of this requirement.
7.	The Policy must satisfy the Face Amount Requirement, described below.
8.	The Total Premium Amount must not be greater than the Accumulated Value times the Total Premium Factor.
9.	There must not be any Riders in effect with regularly scheduled charges, other than this Rider and any term insurance Rider on the primary Insured.

10.	There must not be any automatic increases in term insurance coverage on the Insured under Policy Riders scheduled to take effect after exercise of the Rider.
If a Policy change is necessary to satisfy the Exercise Conditions, you must make a Written Request for any such change before you can exercise the Rider. Please contact us to find out if you are eligible to exercise or reset your Rider.
For a Policy to meet the Face Amount Requirement to exercise the Rider, A must be greater than B, where:
A = 75% of the Accumulated Value, and
B = the minimum Face amount such that after exercise:
•	projected cumulative Forced Distributions for any Policy Year do not exceed the Guaranteed Annual Distribution for that Policy Year, and
•	based on our most recent determination, the Guideline Premium Limit would remain greater than zero at all times prior to Age 100.
Example — Here is a hypothetical example to illustrate how the Face Amount Requirement works. Assume the following values at the time of requested exercise:

Face Amount immediately prior to exercise	$450,000

Accumulated Value	$400,000

Minimum Face Amount that would maintain Guideline Premium Limit	$250,000
above zero at all times prior to Age 100

Maximum Forced Distribution if Face Amount was reduced to $250,000	$11,000

Guaranteed Annual Distribution if Rider is exercised	$17,000
A = $300,000 = 75% of $400,000
B = $250,000
$300,000 > $250,000, therefore A > B and the Policy meets the Face Amount Requirement
In the event that A is not greater than B when you request to exercise the Rider, you will not be allowed to exercise at that time. You may meet this requirement at a later date if your Policy’s Accumulated Value increases as a result of additional premium payments or positive investment performance. If so, and provided all other exercise conditions are met, you may exercise the Rider at that time.
Upon exercise, the Policy’s Face Amount will be set to the greater of B (as defined above) and 50% of the Accumulated Value, unless such change would result in a reduction that would cause the Policy to become a Modified Endowment Contract. In this case, the Rider cannot be exercised until such time as the required change in Face Amount can be effected without causing the Policy to become a Modified Endowment Contract.
Once you exercise this Rider, the Policy’s Face Amount will thereafter be subject to the following additional provisions:
•	upon any withdrawal, we will limit any reduction in Face Amount to the extent that either (1) any projected cumulative amount of Forced Distributions for any Policy Year would exceed the Guaranteed Annual Distribution (as it may have been recalculated upon the withdrawal) as of the withdrawal date, or (2) the Guideline Premium Limit, based on our determination at that time, would fail to remain greater than zero at all times prior to Age 100; and
•	if a required reduction in Face Amount, either due to a withdrawal or as otherwise required by this Rider, would cause the Policy to become a Modified Endowment Contract, we will defer the reduction until it will not cause the Policy to become a Modified Endowment Contract; and
•	upon Insured’s Age 100, we will reduce the Policy’s Face Amount so that the Policy’s Death Benefit will thereafter be equal to the Minimum Death Benefit under the Policy. We will set the Face Amount to a minimal amount we establish for this purpose. The Policy’s Face Amount will show on your Policy’s annual report.
On the Exercise Effective Date, or any subsequent Reset Effective Date, the Guaranteed Annual Distribution is equal to the Guaranteed Distribution Basis multiplied by the Annual Distribution Percentage shown in the Policy Specifications, less $88. The Guaranteed Distribution Basis is equal to the Policy’s Net Accumulated Value, as calculated prior to any distributions, reduced by an amount equal to the Policy Debt on the calculation date multiplied by the Loan Cost Factor. The Guaranteed Annual Distribution Percentage will be between 3.67% and 17.67% depending on Risk Class, gender and Age at the time of exercise or reset of the Rider. The Net Accumulated Value is Policy’s Accumulated Value less any Policy Debt. The Loan Cost Factor varies by Policy Year, and is shown in your Policy Specifications.
Except as you may otherwise instruct by Written Request, and except as may be required by law, each Distribution under this Rider will be taken in the following order:
1)	withdrawals, to the extent they are not includible in gross income according to federal tax law;
2)	any Forced Distributions, whether includible in gross income or not; and
3)	Policy loans.

Immediately prior to any Distribution you take, we calculate a Maximum Allowable Distribution. The Maximum Allowable Distribution equals:
The greater of (A − B) or [C − D − the greater of (E x {C − F}) or ({H − 5} ÷ 100 x {G − C + F})], where:
A = Guaranteed Annual Distribution;
B = Total Distributions taken in the current Policy Year determined immediately prior to the calculation;
C = Accumulated Value immediately prior to the calculation;
D = Policy Debt immediately prior to the calculation;
E = Loan Cost Factor for the Policy Year as shown in the Policy Specifications;
F = Total Premium Amount immediately prior to calculation;
G = Policy Face Amount;
H = Insured’s Age at time of calculation.
Contact us to find out your Policy’s current Maximum Allowable Distribution.
Example — Here is a hypothetical example to illustrate the calculation of the Maximum Allowable Distribution. Assume the following values for each of the formula elements:

A = Guaranteed Annual Distribution of	$4,500
B = total Distributions taken in the current policy year of	$2,000
C = Accumulated Value of	$120,000
D = Policy Debt of	$0
E = Loan Cost Factor for the policy year of	5.00%
F = Total Premium Amount of	$20,000
G = Policy Face Amount of	$100,000
H = Insured’s Age of	70
The Maximum Allowable Distribution is $115,000, which is the greater of:
$2,500 {$4,500 − $2,000}; and,
$115,000 {$120,000 − $0 − greater of [5.00% x ($120,000 − $20,000)] or [(70 − 5) ÷ 100 x ($100,000 − $120,000 + $20,000)]}
If the Policy had an Accumulated Value of $2,500, the Maximum Allowable Distribution is $2,500, which is the greater of:
$2,500 ($4,500 − $2,000); and,
-$73,875 {$2,500 − $0 − greater of [5.00% x ($2,500 − $20,000)] or [(70 − 5) ÷ 100 x ($100,000 − $2,500 + $20,000)]}
If the Policy had an Accumulated Value of $120,000 but a Total Premium Amount of $80,000, the Maximum Allowable Distribution is $81,000, which is the greater of:
$2,500 ( = $4,500 − $2,000); and,
$81,000 { = $120,000 − $0 − greater of [ 5.00% x ($120,000 − $80,000) ] or [ (70 − 5) ÷ 100 x ($100,000 − $120,000 + $80,000) ] }
As long as the Distributions in each Policy Year do not exceed the Guaranteed Annual Distribution, the Guaranteed Annual Distribution will be unchanged. See the beginning of this section titled Guaranteed Minimum Distribution II Rider for a definition of “Distributions”. If the Distributions in any Policy Year exceed the Guaranteed Annual Distribution, but do not exceed the Maximum Allowable Distribution, the Guaranteed Annual Distribution will be reduced. In such case, the reduced Guaranteed Annual Distribution will be effective immediately and will apply for future Policy Years. The reduced Guaranteed Annual Distribution will be equal to the Guaranteed Annual Distribution before reduction multiplied by (A − B) divided by (A − C) where:
A = Maximum allowable Distribution;
B = Current Distribution taken; and
C = Guaranteed Annual Distribution minus the total Distributions already taken in the current Policy Year, but not less than zero.

Example — Here is a hypothetical example to illustrate how exceeding the Guaranteed Annual Distribution can result in a reduction in future Guaranteed Annual Distributions. Assume:

Guaranteed Annual Distribution =	$1,000
Maximum Allowable Distribution =	$5,000
Sum of prior Distributions taken in current Policy Year =	$0

Assume you take a Distribution of $2,000. In this case, the Maximum Allowable Distribution is not exceeded, but the Distributions in the current Policy Year exceed the Guaranteed Annual Distribution. Therefore, there is an immediate reduction to the Guaranteed Annual Distribution:

The reduced Guaranteed Annual Distribution is $750. ($1,000 x (5,000 − 2,000) ÷ (5,000 − 1,000)).

This means that in future Policy Years the Guaranteed Annual Distribution is limited to $750.

Using the same example, but assuming a Distribution of $3,000 instead of $2,000, the reduced Guaranteed Annual Distribution is $500. ($1,000 x (5,000 − 3,000) ÷ (5,000 − 1,000).

If you take a Distribution in excess of the Maximum Allowable Distribution, the Rider will terminate and will have no further effect on the Policy. The Face Amount and Accumulated Value of your Policy will be the same as it was when the Rider terminated and your rights and benefits under the Policy continue as if the Rider had never existed, including the right to request a change in Face Amount of the Policy and reallocate your Accumulated Value and any Net Premium, unless otherwise modified by the presence of another rider which alters rights under the Policy.
You may choose to reset the Rider. If you choose the reset the Rider, the Guaranteed Annual Distribution will be recalculated as of the Reset Effective Date, which is the Policy Anniversary on or next following the date we receive your Written Request and the conditions for resetting this Rider are satisfied.
If you reset the Rider before the fifth anniversary of the Exercise Effective Date or the most recent Reset Effective Date and if the Reset Charge Basis is greater than zero, there is a Reset Charge. The Reset Charge will not exceed the Reset Charge Rate shown in the Policy Specifications multiplied by the Reset Charge Basis as of the Reset Effective Date.
The Reset Charge Basis is equal to the Policy’s Net Accumulated Value, plus the total Distributions taken minus the Guaranteed Distribution Basis, all as of the Exercise Effective Date or the most recent Reset Effective Date.
Example — Here is a hypothetical example of the first reset after exercise to illustrate how the Reset Charge is calculated. Assume a Reset Effective Date 4 years after the Exercise Effective Date with:

Net Accumulated Value =	$300,000
Total Distributions taken since Exercise Effective Date =	$56,000
Guaranteed Distribution Basis as of Exercise Effective Date =	$250,000
Reset Charge Rate =	8%

The Reset Charge Basis will be $106,000 ($300,000 + $56,000 - $250,000).

The maximum Reset Charge deducted from the Accumulated Value prior to calculating the new Guaranteed Annual Distribution will be $8,480 ($106,000 x 8%).
In the example above, if the Net Accumulated Value were $190,000 on the Reset Effective Date, the Reset Charge would be $0 because the Reset Charge Basis is less than $0.

Net Accumulated Value =	$190,000
Total Distributions taken since Exercise Effective Date =	$56,000
Guaranteed Distribution Basis as of Exercise Effective Date =	$250,000
Reset Charge Rate =	8%

The Reset Charge Basis will be -$4,000 ($190,000 + $56,000 - $250,000).
The Rider provides a no-lapse feature after it has been exercised. This means that while the Rider remains in effect after exercise, your Policy will not lapse if your Net Accumulated Value is insufficient to cover your monthly deduction. If the Net Accumulated Value on any Monthly Payment Date after exercise is less than the sum of the monthly deduction plus any Guaranteed Annual Distribution not yet taken in the current Policy Year, we will increase your Policy’s Accumulated Value in the Fixed LT Account by an amount called the No-Lapse Credit. A No-Lapse Credit will be credited every Monthly Payment Date thereafter, as long as the Rider remains in effect. The monthly No-Lapse Credit is equal to A + B where:

A = the monthly deduction for the current Policy Month plus the difference between the interest charged on any Policy loan and the interest credited in the Loan Account, and

B =	Upon first occurrence:	The Guaranteed Annual Distribution less the total Distributions taken in the current Policy Year, but never less than zero.

	On any Policy Anniversary after the first occurrence	The Guaranteed Annual Distribution

	On any date other than the above	Zero

Example — Here is a hypothetical example of how the No-Lapse Credit is calculated. The Rider is in effect and the Policy has not previously received a No-Lapse Credit. Assume the following on a Monthly Payment Date:

Net Accumulated Value =	$5,000
Monthly Deduction =	$1,000
Loan Balance =	$0
Guaranteed Annual Distribution =	$25,000
Total Distributions Taken in Current Policy Year =	$0
The sum of the monthly deduction and the Guaranteed Annual Distribution not yet taken is $26,000 = $1,000 + $25,000 - $0. Because the Net Accumulated Value ($5,000) is less than this amount, a No-Lapse Credit is applied.
The Amount of the No-Lapse Credit is A + B, where,
A = Monthly Deduction plus loan interest charged less Loan Account interest credited = $1,000 + 0 - 0 = $1,000
B = The Guaranteed Annual Distribution less the total Distributions taken in the current policy year = $25,000
A+B = $26,000
On this Monthly Payment Date a No-Lapse Credit of $26,000 is applied. On every other Monthly Payment Date of the current Policy Year, a No-Lapse Credit equal to the monthly deduction plus loan interest charged less loaned account interest credited would be applied.
Any No-Lapse Credit that is credited to the Fixed LT Account becomes Accumulated Value under your Policy. However, once a No-Lapse Credit has been applied to your Policy’s Fixed LT Account, any transfer from the Fixed LT Account will terminate this Rider.
When you exercise the Rider and while the Rider is in effect, any allocation of the Policy's Accumulated Value to the Variable Options must be done under an asset allocation model of an asset allocation program established and maintained by us. Some models we offer are not eligible under this requirement and, if used after Rider exercise, will cause the Rider to terminate. See How Premiums Work: Allocating Your Premiums in the prospectus for more information on the Portfolio Optimization program and the asset allocation models. If an asset allocation model is no longer eligible for use with this Rider, we will give you at least 30 days notice to choose another, eligible asset allocation model. If you do not elect to move your Accumulated Value to an eligible asset allocation model and/or the Fixed Options, your Rider will terminate with no further benefit.
If the Policy lapses before the Rider has been exercised, and the Policy is later reinstated, the Rider will also be reinstated. If the Policy lapses after the Rider has been exercised, and the Policy is later reinstated, the Rider will not be reinstated.
The Policy is intended to qualify as a life insurance contract for federal tax purposes, and the Death Benefit under this Policy is intended to qualify for federal income tax exclusion. Further, the Policy is intended to qualify as a life insurance contract that is not a modified endowment contract for federal tax purposes. To achieve these purposes, the Death Benefit at all times shall be at least equal to the minimum necessary to maintain any such tax qualification. No provisions of this Rider are intended to reduce any protection provided by any of the Policy’s federal tax qualification provisions.
This Rider will terminate on the earliest of:
1.	Your Written Request;
2.	termination of the Policy; or
3.	Any of the following, if requested after the Exercise Effective Date:
a.	an increase in the Policy’s Face Amount;
b.	a change in the Death Benefit Option;
c.	any Distribution, whether taken as a withdrawal and/or a loan you request, or as a result of a Forced Distribution, that exceeds the Maximum Allowable Distribution;
d.	any transfer from the Fixed LT Account, if prior to such transfer a No-Lapse Credit has been made;
e.	addition of any Rider with Policy charges; or
f.	allocation of any portion of the Accumulated Value to an Investment Option other than a Fixed Option or an eligible Model.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C. OTHER INFORMATION

Item 27. Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. [1]

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. [1]

(2)	Inapplicable

(3)	(a)	Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network)[12]

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers [2]

	(c)	Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc. [12]

(4)	(a)	Flexible Premium Variable Life Insurance Policy (P98-52M) [1]

	(b)	Annual Renewable Term Rider (form R98-ART) [1]

	(c)	Accounting Benefit Rider (form R98-ABR) [1]

	(d)	Accelerated Living Benefit Rider (form R92-ABR) [1]

	(e)	Spouse Term Rider (form R98-SPT) [1]

	(f)	Children’s Term Rider (form R84-CT) [1]

	(g)	Waiver of Charges (form R98-WC) [2]

	(h)	Accidental Death Benefit (form R84-AD) [1]

	(i)	Guaranteed Insurability Rider (form R84-GI) [1]

	(j)	Disability Benefit Rider (form R84-DB) [1]

	(k)	M&E Risk Charge Endorsement [4]

	(l)	Endorsement (E9852T) [4]

	(m)	Estate Tax Repeal Rider [5]

	(n)	Waiver of Charges (form R98-WC) [9]

	(o)	Guaranteed Insurability Rider (form R84-GI) [9]

	(p)	Flexible Premium Variable Life Insurance Policy (P04MVP) [10]

	(q)	Short Term No Lapse Guarantee Rider [10]

	(r)	Annual Renewable Term Rider (R04ART) [10]

	(s)	Accounting Benefit Rider (R04ABR) [10]

	(t)	Overloan Protection Rider (R05OLP) [11]

	(u)	Termination Credit Rider I (R05TC1) [11]

	(v)	Termination Credit Rider II (R05TC2) [11]

	(w)	Long-term Performance Rider [14]

	(x)	Minimum Earnings Benefit Rider [14]

	(y)	Guaranteed Minimum Distribution Rider [14]

	(z)	Guaranteed Minimum Distribution II Rider[31]

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire [5]

(6)	(a)	Bylaws of Pacific Life Insurance Company [1]

	(b)	Articles of Incorporation of Pacific Life Insurance Company [1]

	(c)	Restated Articles of Incorporation of Pacific Life Insurance Company [13]

	(d)	Pacific Life Insurance Company Bylaws As Amended September 1, 2005 [13]

(7)	(a)	Form of Reinsurance Contract [8]

	(b)	Form of Reinsurance Contract with M-Life Insurance Company [10]

(8)	(a)	Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund [3]

	(b)	M Fund, Inc. Participation Agreement with Pacific Life Insurance Company [3]

	(c)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00 [5]

	(d)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00 [5]

	(e)	Addendum to Participation Agreement with M Fund Inc. 8/7/00 [5]

	(f)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 1/1/02 [7]

	(g)	Addendum to Participation Agreement with M Fund Inc. dated 12/11/01 [6]

	(h)	Addendum to Participation Agreement with M Fund Inc. dated 1/2/02 [7]

	(i)	M Fund, Inc. Participation Agreement with Pacific Life Insurance Company [9]

	(j)	Addenda to Participation Agreement with M Fund, Inc. dated 9/22/03 and 1/15/04 [10]

	(k)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III[11]

	(l)	Service Contract with Fidelity Distributors Corporation[11]

	(m)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc.[12]

	(n)	Administrative Services Agreement with FAM Distributors, Inc.[11]

	(o)	Participation Agreement with T. Rowe Price Equity Series, Inc.[12]

	(p)	Administrative Service Agreement with T. Rowe Price Associates, Inc.[12]

	(q)	Participation Agreement with Van Eck Worldwide Insurance Trust[12]

	(r)	Service Agreement with Van Eck Securities Corporation[11]

	(s)	Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research and Management Company. [12]

	(t)	Participation Agreement with Janus Aspen Series[17]

	(u)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC[18]

	(v)	Administrative Services Agreement with Janus Distributors LLC[19]

	(w)	Participation Agreement with Lazard Retirement Series, Inc.[20]

	(x)	Service Agreement with Lazard Asset Management Securities LLC[21]

	(y)	Participation Agreement with Legg Mason Partners III[22]

	(z)	Service Agreement with Legg Mason Investor Services, LLC[23]

	(aa)	Participation Agreement with MFS Variable Insurance Trust[24]

	(bb)	Service Agreement with Massachusetts Financial Services Company[25]

	(cc)	Participation Agreement with Premier VIT[26]

	(dd)	Service Agreement with OpCap Advisors LLC[27]

	(ee)	Participation Agreement with XTF Advisors Trust[28]

	(ff)	Service Agreement with XTF Advisors L.P.[29]

	(gg)	Addenda to M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company [16]

	(hh)	Form of Amendment to Participation Agreement[32]

	(ii)	Form of Amendment to Service Agreement[33]

	(jj)	Form of Amendment to Service Contract[34]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered [10]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Independent Registered Public Accounting Firm[30]
	(b)	Consent of Independent Auditors[30]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures [1]

(18)	Power of Attorney[15]

[1]	Filed as part of Registration Statement on Form S-6 via EDGAR on August 10, 1998, File No. 333-61135, Accession Number 0001017062-98-001706.

[2]	Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on November 19, 1999, File No. 333-61135, Accession Number 0001017062-98-002349.

[3]	Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 via EDGAR on February 29, 2000, File No. 333-61135, Accession Number 0001017062-00-000579.

[4]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 via EDGAR on December 1, 2000, File No. 333-61135, Accession Number 0001017062-00-002423.

[5]	Filed as part of Post-Effective Amendment No. 10 to the Registration Statement on Form S-6 via EDGAR on April 26, 2001, File No. 333-61135, Accession Number 0001017062-01-500099.

[6]	Filed as part of Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 via EDGAR on December 28, 2001, File No. 333-61135, Accession Number 0001017062-01-500992.

[7]	Filed as part of Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 via EDGAR on April 30, 2002, File No. 333-61135, Accession Number 0001017062-02-000841.

[8]	Filed as part of Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 via EDGAR on February 20, 2003, File No. 333-61135, Accession Number 0001017062-03-000287.

[9]	Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on April 29, 2003, File No. 333-61135, Accession Number 0001017062-03-000982.

[10]	Filed as part of Post-Effective Amendment No. 21 to the Registration Statement on Form N-6 via EDGAR on March 1, 2004, File No. 333-61135, Accession Number 0001193125-04-032162.

[11]	Filed as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-61135, Accession Number 0000892569-05-000053.

[12]	Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

[13]	Filed as part of Post-Effective Amendment No. 27 to the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File No. 333-61135, Accession Number 0000892569-05-001148.

[14]	Filed as part of Post-Effective Amendment No. 28 to the Registration Statement on Form N-6 via EDGAR on December 23, 2005, File No. 333-61135, Accession Number 0000892569-05-001358.

[15]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 via EDGAR on February 14, 2007, File No. 333-118913, Accession Number 0000892569-07-000110.

[16]	Filed as Exhibit 8(j) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 via EDGAR on February 28, 2007, File No. 333-138906, Accession Number 0000892569-07-000175.

[17]	Filed as Exhibit 8(k) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[18]	Filed as Exhibit 8(l) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[19]	Filed as Exhibit 8(m) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[20]	Filed as Exhibit 8(n) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[21]	Filed as Exhibit 8(o) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[22]	Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[23]	Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[24]	Filed as Exhibit 8(r) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[25]	Filed as Exhibit 8(s) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[26]	Filed as Exhibit 8(t) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[27]	Filed as Exhibit 8(u) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[28]	Filed as Exhibit 8(v) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[29]	Filed as Exhibit 8(w) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[30]	Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 filed via EDGAR on April 20, 2007, File No. 333-61135, Accession Number 0000892569-07-000481.

[31]	Filed as part of Post-Effective Amendment No. 35 to the Registration Statement on Form N-6 filed via EDGAR on August 30, 2007, File No. 333-61135, Accession Number 0000892569-07-001165.
[32]	Filed as Exhibit 8(y) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.
[33]	Filed as Exhibit 8(z) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.
[34]	Filed as Exhibit 8(aa) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

Item 28. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Michael A. Bell	Executive Vice President
Edward R. Byrd	Senior Vice President, Controller and Chief Accounting Officer
Brian D. Klemens	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life Insurance Company (Pacific Life) or Pacific Select Exec Separate Account.
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).
PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	California
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select Group, LLC	Delaware	100
Associated Financial Group, Inc.	California	100
Associated Planners Investment Advisory, Inc.	California	100
Associated Securities Corp.	California	100
M.L. Stern & Co., LLC	Delaware	100
Tower Asset Management, LLC	Delaware	100
Mutual Service Corporation#	Michigan	100
Contemporary Financial Solutions, Inc.	Delaware	100
United Planners’ Group, Inc.	Arizona	100
United Planners’ Financial Services of America (1)	Arizona	See (1) below
UPFSA Insurance Agency of Arizona, Inc.	Arizona	100
Waterstone Financial Group, Inc.	Illinois	100
Sorrento Pacific Financial, LLC	California	15
Pacific Asset Management LLC	Delaware	100
Carson-Pacific LLC	Delaware	40
Pacific Financial Products Inc.	Delaware	100
Allianz Global Investors of America, L.P. (2)	Delaware	See (2) below
Pacific TriGuard Partners LLC	Delaware	100
Newport TriGuard Fund II LLC	Delaware	100
Montauk TriGuard Partners III LP#	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
The Oaks Golf Club, LLC	Delaware	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	90
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
Kierland One, LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Asset Management Finance Corporation	Delaware	43
AMF-ACM Finance LLC	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C.	Delaware	100
Pacific Select LLC	Delaware	100
College Savings Bank	New Jersey	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition 40 LLC	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland, Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisition Sweden AB	Sweden	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II, Limited	Ireland	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 34 LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aviation Services (Bermuda) Limited	Bermuda	100
Boullioun Aviation Services (Netherlands) BV	Netherlands	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
BAHC (Bermuda) One Limited	Bermuda	100
29141 Statutory Trust	Connecticut	100
ACG Acquisition 30288 LLC	Delaware	100
ACG Acquisition 30743 LLC	Delaware	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Acquisition Ireland III Limited	Ireland	100
Northern Aircraft Leasing AS	Norway	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition 3141 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
ACG Trust 2006-1 Holding LLC	Delaware	100
ACG Funding Trust 2006-1	Delaware	100
ACG Acquisition Ireland IV Limited	Ireland	100
ACG Capital Partners LLC	Delaware	50
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100

(1)	United Planners Group is the general partner and holds an approximately 45% general partnership interest.

(2)	Pacific Financial Products, Inc. own the Class E units.

#	Abbreviated structure

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account of Pacific Life, Pacific Select Variable Annuity Separate Account of Pacific Life, Pacific Corinthian Variable Separate Account of Pacific Life, Separate Account A of Pacific Life, Separate Account B of Pacific Life, Pacific Select Exec Separate Account of PL&A, Separate Account A of PL&A and Pacific Select Fund.

Name	Positions and Offices with Underwriter
Adrian S. Griggs	Director, VP, Chief Financial Officer
Gerald W. Robinson	Director, Chairman, Chief Executive Officer
Michael A. Bell	SVP
Dewey Bushaw	SVP
Robert C. Hsu	SVP, Chief Information Officer
Edward R. Byrd	VP
Martha A. Gates	VP
Thomas Gibbons	VP, Tax
Brian D. Klemens	VP, Treasurer
M. Kathleen McWard	VP
Audrey L. Milfs	VP, Secretary
Alyce F. Peterson	VP
Gail L. Cobin	AVP
S. Kendrick Dunn	AVP, Compliance

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

(1)	(2)	(3)	(4)	(5)

Compensation on Events
Occasioning
Name of	Net Underwriting	the Deduction of a Deferred	Brokerage	Other
Principal Underwriter	Discounts and Commissions	Sales Load	Commissions	Compensation
PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 37 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 30th day of October, 2007.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:

James T. Morris* President and Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael
as attorney-in-fact

(Power of Attorney is contained as Exhibit 18 in Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed on February 14, 2007, File No. 333-118913, Accession No. 0000892569-07-000110, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Life Insurance Company certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 30th day of October, 2007.

By:	PACIFIC LIFE INSURANCE COMPANY (Registrant)

By:

James T. Morris* President and Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael
as attorney-in-fact

(Power of Attorney is contained as Exhibit 18 in Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed on February 14, 2007, File No. 333-118913, Accession No. 0000892569-07-000110, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 37 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	* James T. Morris	Director, President and Chief Executive Officer	, 2007

	* Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer	, 2007

	* David R. Carmichael	Director, Senior Vice President and General Counsel	, 2007

	* Audrey L. Milfs	Director, Vice President and Corporate Secretary	, 2007

	* Michael A. Bell	Executive Vice President	, 2007

	* Edward Byrd	Senior Vice President, Controller and Chief Accounting Officer	, 2007

	* Brian D. Klemens	Vice President and Treasurer	, 2007

*By:	/s/ DAVID R. CARMICHAEL		October 30, 2007

David R. Carmichael as attorney-in-fact

(Power of Attorney is contained as Exhibit 18 in Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed on February 14, 2007, File No. 333-118913, Accession No. 0000892569-07-000110, and incorporated by reference herein.)